Commitments and Contingencies (Tables)	11 Months Ended
Apr. 30, 2015
Commitments and Contingencies [Abstract]
Schedule Of Capital Lease Obligations

(in millions)
Fiscal 2016	$3.6
Fiscal 2017	2.4
Fiscal 2018	1.3
Fiscal 2019	0.5
Fiscal 2020	-
Thereafter	-
Total minimum capital lease payments	7.8
Less: amounts representing interest	(0.5)
Present value of net minimum obligations	7.3
Less: current portion	(3.3)
Long-term capital lease obligations	$4.0

Schedule Of Operating Lease Obligations

(in millions)
Fiscal 2016	$50.7
Fiscal 2017	35.9
Fiscal 2018	28.9
Fiscal 2019	22.9
Fiscal 2020	17.9
Thereafter	56.3
Total minimum operating lease payments	$212.6